Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
January 31, 2023
MER-NPRT1-0423
1.9891245.104
Common Stocks - 94.5%
	Shares	Value ($)
Bermuda - 0.8%
Credicorp Ltd. (United States)	84,174	11,304,568
Kunlun Energy Co. Ltd.	11,832,562	9,331,810
TOTAL BERMUDA		20,636,378
Brazil - 2.5%
Localiza Rent a Car SA	1,695,032	19,770,866
Localiza Rent a Car SA	7,408	61,657
Pet Center Comercio e Participacoes SA	461,100	657,637
Raia Drogasil SA	2,063,000	10,090,871
Suzano Papel e Celulose SA	706,265	6,450,061
Vale SA	935,197	17,411,396
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,478,714	12,898,922
TOTAL BRAZIL		67,341,410
Cayman Islands - 23.3%
Alibaba Group Holding Ltd. (a)	7,159,431	98,432,647
Alibaba Group Holding Ltd. sponsored ADR (a)	157,400	17,345,480
Chailease Holding Co. Ltd.	2,791,521	21,019,091
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,248,000	2,554,296
JD.com, Inc. sponsored ADR	482,819	28,742,215
KE Holdings, Inc. ADR (a)	281,355	5,160,051
Li Ning Co. Ltd.	2,789,035	27,571,464
Meituan Class B (a)(b)	2,271,552	50,782,541
NetEase, Inc. ADR	415,980	36,859,988
New Horizon Health Ltd. (a)(b)	1,051,500	4,092,622
Parade Technologies Ltd.	210,123	6,492,155
Pinduoduo, Inc. ADR (a)	406,832	39,861,399
Sea Ltd. ADR (a)	198,300	12,780,435
Shenzhou International Group Holdings Ltd.	1,999,926	25,186,305
Silergy Corp.	1,213,162	24,665,830
Sunny Optical Technology Group Co. Ltd.	1,109,796	14,979,070
Tencent Holdings Ltd.	2,813,447	137,096,232
Trip.com Group Ltd. ADR (a)	695,484	25,565,992
Wuxi Biologics (Cayman), Inc. (a)(b)	3,793,342	31,675,954
XP, Inc. Class A (a)	723,006	12,883,967
Zai Lab Ltd. ADR (a)	245,256	10,335,088
TOTAL CAYMAN ISLANDS		634,082,822
China - 10.2%
China Construction Bank Corp. (H Shares)	52,679,128	34,098,721
China Life Insurance Co. Ltd. (H Shares)	14,539,676	26,764,239
China Merchants Bank Co. Ltd. (H Shares)	1,165,177	7,557,488
China Tourism Group Duty Free Corp. Ltd. (H Shares) (a)(b)	442,063	13,545,050
Guangzhou Automobile Group Co. Ltd. (H Shares)	24,653,427	17,736,463
Haier Smart Home Co. Ltd.	3,596,827	13,265,535
Industrial & Commercial Bank of China Ltd. (H Shares)	27,506,159	14,713,565
Kweichow Moutai Co. Ltd. (A Shares)	125,746	34,487,537
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,165,123	32,353,434
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	433,661	21,447,594
Sinopharm Group Co. Ltd. (H Shares)	543,000	1,330,889
Wuliangye Yibin Co. Ltd. (A Shares)	1,385,068	43,113,407
Zijin Mining Group Co. Ltd. (H Shares)	9,615,961	15,905,300
TOTAL CHINA		276,319,222
Colombia - 0.1%
Bancolombia SA sponsored ADR	95,100	2,876,775
Hong Kong - 1.2%
China Resources Beer Holdings Co. Ltd.	1,342,168	10,104,219
Sinotruk Hong Kong Ltd.	13,762,128	23,794,058
TOTAL HONG KONG		33,898,277
Hungary - 1.0%
OTP Bank PLC	616,365	18,544,362
Richter Gedeon PLC	355,506	8,013,344
TOTAL HUNGARY		26,557,706
India - 12.5%
Axis Bank Ltd.	718,530	7,695,774
Bharti Airtel Ltd.	2,622,697	24,765,455
HDFC Bank Ltd. (a)	2,267,851	44,723,081
HDFC Standard Life Insurance Co. Ltd. (b)	2,000,504	14,207,075
Hindustan Unilever Ltd.	275,136	8,699,092
Housing Development Finance Corp. Ltd.	728,670	23,507,517
ICICI Bank Ltd.	3,978,536	40,791,597
Infosys Ltd.	1,848,802	34,896,756
ITC Ltd.	2,019,504	8,733,934
Larsen & Toubro Ltd.	1,179,996	30,783,415
NTPC Ltd.	8,247,653	17,311,168
Reliance Industries Ltd.	1,643,019	47,497,574
Tata Consultancy Services Ltd.	173,988	7,196,386
Tata Steel Ltd.	16,027,861	23,655,059
Ultratech Cement Ltd.	60,063	5,224,871
TOTAL INDIA		339,688,754
Indonesia - 2.8%
PT Bank Central Asia Tbk	32,112,660	18,224,228
PT Bank Mandiri (Persero) Tbk	27,283,844	18,180,210
PT Bank Rakyat Indonesia (Persero) Tbk	49,178,479	15,081,463
PT Telkom Indonesia Persero Tbk	18,674,533	4,826,110
PT United Tractors Tbk	12,106,360	19,875,700
TOTAL INDONESIA		76,187,711
Korea (South) - 14.7%
Db Insurance Co. Ltd.	338,882	18,037,433
Hana Financial Group, Inc.	264,963	10,513,403
Hansol Chemical Co. Ltd.	49,569	8,536,534
Hyundai Fire & Marine Insurance Co. Ltd.	176,005	4,425,780
Hyundai Mipo Dockyard Co. Ltd. (a)	89,505	5,870,664
Hyundai Motor Co.	137,695	18,747,875
KB Financial Group, Inc.	540,836	24,617,123
Kia Corp.	158,723	8,636,987
LG Chemical Ltd.	90,153	50,820,554
LG H & H Co. Ltd.	14,450	8,749,749
NAVER Corp.	140,384	23,292,927
POSCO	158,229	38,833,677
Samsung Electronics Co. Ltd.	2,519,339	125,335,781
Shinhan Financial Group Co. Ltd.	249,435	8,424,202
SK Hynix, Inc.	553,232	39,974,117
Woori Financial Group, Inc.	435,019	4,532,066
TOTAL KOREA (SOUTH)		399,348,872
Mexico - 3.4%
America Movil S.A.B. de CV Series L	6,963,398	7,277,538
CEMEX S.A.B. de CV sponsored ADR (a)	620,847	3,315,323
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	126,816	11,134,445
Gruma S.A.B. de CV Series B	529,129	7,696,192
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	232,388	6,311,826
Grupo Financiero Banorte S.A.B. de CV Series O	4,511,436	37,420,206
Wal-Mart de Mexico SA de CV Series V	5,283,987	20,697,638
TOTAL MEXICO		93,853,168
Netherlands - 0.1%
Yandex NV Series A (a)(c)	583,741	2,002,138
Philippines - 0.3%
Ayala Land, Inc.	14,190,773	7,638,239
Russia - 0.0%
LUKOIL PJSC (c)	568,462	233,183
Sberbank of Russia (a)(c)	5,098,115	41,541
TOTAL RUSSIA		274,724
Saudi Arabia - 3.2%
Al Rajhi Bank	1,395,485	30,490,213
Alinma Bank	2,533,731	22,177,741
Dr Sulaiman Al Habib Medical Services Group Co.	247,765	15,448,177
Saudi Telecom Co.	954,004	9,379,895
The Saudi National Bank	732,837	9,236,128
TOTAL SAUDI ARABIA		86,732,154
South Africa - 4.4%
Absa Group Ltd.	2,414,355	27,591,637
AngloGold Ashanti Ltd. sponsored ADR	365,766	7,688,401
Bid Corp. Ltd.	403,900	8,321,733
Gold Fields Ltd. sponsored ADR (d)	665,069	7,608,389
Impala Platinum Holdings Ltd.	1,319,840	15,272,976
MTN Group Ltd.	4,422,374	37,328,395
Naspers Ltd. Class N	88,723	17,153,616
TOTAL SOUTH AFRICA		120,965,147
Taiwan - 10.8%
eMemory Technology, Inc.	308,263	16,886,948
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,387,974	7,956,369
International Games Systems Co. Ltd.	423,065	6,993,100
MediaTek, Inc.	1,203,269	29,046,995
Taiwan Semiconductor Manufacturing Co. Ltd.	12,315,307	217,137,695
Unimicron Technology Corp.	3,179,902	14,627,584
TOTAL TAIWAN		292,648,691
Thailand - 2.1%
Bangkok Bank PCL (For. Reg.)	2,218,642	10,757,738
CP ALL PCL (For. Reg.)	10,834,639	22,012,223
Kasikornbank PCL (For. Reg.)	2,031,485	9,011,615
SCB X PCL (For. Reg.)	1,124,306	3,581,724
Thai Beverage PCL	20,541,109	10,971,824
TOTAL THAILAND		56,335,124
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	4,096,900	9,380,341
United States of America - 0.8%
Li Auto, Inc. ADR (a)(d)	904,898	22,531,960
TOTAL COMMON STOCKS (Cost $2,264,982,660)		2,569,299,613

Nonconvertible Preferred Stocks - 1.9%
	Shares	Value ($)
Brazil - 1.9%
Gerdau SA	1,187,500	7,658,876
Itau Unibanco Holding SA	4,755,180	23,727,658
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,771,909	20,554,144

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $45,630,564)		51,940,678

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.12% to 4.27% 2/16/23 to 3/16/23 (Cost $3,960,065)	3,980,000	3,958,900

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	143,135,056	143,163,683
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	31,737,966	31,741,140
TOTAL MONEY MARKET FUNDS (Cost $174,904,823)		174,904,823

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $2,489,478,112)	2,800,104,014
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(80,297,013)
NET ASSETS - 100.0%	2,719,807,001

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,857,538 or 4.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	175,911,032	369,635,556	402,382,905	1,577,401	-	-	143,163,683	0.3%
Fidelity Securities Lending Cash Central Fund 4.38%	9,725,325	105,195,076	83,179,261	74,181	-	-	31,741,140	0.1%
Total	185,636,357	474,830,632	485,562,166	1,651,582	-	-	174,904,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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